Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expenses

	2015	2016	2017
Provision for income tax on the estimated taxable income for the year
- Hong Kong	23	13	44
- Mainland China and other countries	3,990	1,722	654
Under/(Over)-provision in respect of prior years	16	(41)	39

	4,029	1,694	737
Deferred taxation	(556)	(1,540)	6

Income tax expenses	3,473	154	743

Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit

Reconciliation between actual income tax expense and accounting profit at PRC statutory tax rate:

	Note	2015	2016	2017
Income before taxation		14,035	784	2,593

Expected income tax expense at PRC statutory tax rate of 25%		3,509	196	648
Impact of different tax rates outside mainland China		(31)	(14)	(55)
Tax effect of preferential tax rate	(i)	(75)	(68)	(82)
Tax effect of non-deductible expenses		168	191	300
Investment in joint ventures		11	(38)	(143)
Investment in associates	(ii)	217	39	(133)
Under/(Over) -provision in respect of prior years		16	(41)	39
Tax effect of unused tax losses not recognized, net of utilization	(iii)	(291)	(45)	49
Others		(51)	(66)	120

Actual tax expense		3,473	154	743

(i)	According to the PRC enterprise income tax law and its relevant regulations, entities that are qualified as High and New Technology Enterprise under the tax law are entitled to a preferential income tax rate of 15%. Certain subsidiaries of the Group obtained the approval of High and New Technology Enterprise and were entitled to a preferential income tax rate of 15%.

(ii)	Adjustment to investment in associates represents the tax effect on share of profit/(loss) of associates, net of reversal of deferred tax assets on unrealized profit from transactions with Tower Company.

(iii)	As of December 31, 2017, the Group did not recognize deferred tax assets in respect of tax losses of approximately RMB1,923 million (2016: approximately RMB2,622 million), since it is not probable that future taxable profits will be available against which the deferred tax asset can be utilized. The tax losses can be carried forward for five years from the year incurred and hence will be expired by 2022.

Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities are as follows:

	2016	2017
Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	8,168	8,011
- Deferred tax asset to be recovered within 12 months	1,198	2,598

	9,366	10,609

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(2,897)	(4,079)
- Deferred tax liabilities to be settled within 12 months	(483)	(557)

	(3,380)	(4,636)

Net deferred tax assets after offsetting	5,986	5,973

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(113)	(108)
- Deferred tax liabilities to be settled within 12 months	—	—

	(113)	(108)

Net deferred tax liabilities after offsetting	(113)	(108)

Summary of Movement of Net Deferred Tax Assets/Liabilities

The movement of the net deferred tax assets/liabilities is as follows:

	Note	2015	2016	2017
Net deferred tax assets after offsetting:
- Beginning of year		6,215	5,642	5,986
- Deferred tax credited/ (charged) to the statement of income		557	1,635	(11)
- Deferred tax (charged)/ credited to other comprehensive income		(1,130)	13	(2)
- Reclassified from current taxes payable	(i)	—	(1,304)	—

- End of year		5,642	5,986	5,973

Net deferred tax liabilities after offsetting:
- Beginning of year		(17)	(18)	(113)
- Deferred tax (charged)/ credited to the statement of income		(1)	(95)	5

- End of year		(18)	(113)	(108)

(i)	On October 14, 2015, The Group disposed tower assets to Tower Company in exchange for cash and shares issued by Tower Company (see Note 41). According to the applicable tax laws issued by the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) of the PRC, the gain from Tower Assets Disposal in exchange for investment in Tower Company (“Qualified Income”) is, upon fulfilling the filing requirement with in-charge tax bureau, eligible to be deferred and treated as taxable income on a straight-line basis over a period not exceeding five years. Before completing the filing, the Group accrued current taxes payable based on the total gain from Tower Asset Disposal. During the year ended December 31, 2016, the Group successfully completed the filing requirement with in-charge tax bureau with respect to the Qualified Income and since then has become eligible for deferring part of tax liability with respect to the Qualified Income, which will be reversed in the four years from 2016 to 2019. Accordingly, a balance of RMB1,304 million was reclassified from current taxes payable to net deferred tax assets, and RMB373 million (2016: RMB186 million) was subsequently utilized during the year ended December 31, 2017.

Summary of Components of Deferred Tax Assets/(Liabilities)

The components of the deferred tax assets/(liabilities) recognized in the consolidated statement of financial position and the movements during the year are as follows:

Deferred tax arising from:	Allowance for doubtful debts	Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations (Note (i))	Deductible tax losses	Accruals of expenses not yet deductible for tax purpose	Unrealized income from the transactions with Tower Company	Accelerated depreciation of property, plant and equipment (Note (ii))	Gain from Tower Assets Disposal	Others	Total
At January 1, 2015	1,295	1,556	—	833	—	(696)	—	3,210	6,198
Credited/(charged) to the statement of income	136	(52)	—	388	877	(296)	—	(497)	556
Credited to other comprehensive income	—	—	—	—	—	—	—	(1,130)	(1,130)

At December 31, 2015	1,431	1,504	—	1,221	877	(992)	—	1,583	5,624
Credited/(charged) to the statement of income	122	(53)	2,433	472	(90)	(1,251)	186	(279)	1,540
Credited to other comprehensive income	—	—	—	—	—	—	—	13	13
Reclassification of current tax payable	—	—	—	—	—	—	(1,304)	—	(1,304)

At December 31, 2016	1,553	1,451	2,433	1,693	787	(2,243)	(1,118)	1,317	5,873
Credited/(charged) to the statement of income	50	(48)	(189)	861	(90)	(1,627)	373	664	(6)
Charged to other comprehensive income	—	—	—	—	—	—	—	(2)	(2)

At December 31, 2017	1,603	1,403	2,244	2,554	697	(3,870)	(745)	1,979	5,865

Summary of Temporary Differences

Deferred taxation as of year-end represents the taxation effect of the following temporary differences, taking into consideration the offsetting of balances related to the same tax authority:

	Note	2016	2017
Net deferred tax assets after offsetting:
Deferred tax assets:
Allowance for doubtful debts		1,553	1,603
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations	(i)	1,451	1,403
Accruals of expenses not yet deductible for tax purpose		1,693	2,554
Deferred revenue on subscriber points reward program		156	183
Unrealized income for the inter-company transactions		189	120
Unrealized income from the transactions with Tower Company		787	697
Government grants related to assets		271	363
Intangible assets amortization difference		345	423
Deductible tax losses		2,433	2,244
Others		488	1,019

		9,366	10,609

Deferred tax liabilities:
Gain from Tower Assets Disposal		(1,118)	(745)
Accelerated depreciation of property, plant and equipment	(ii)	(2,243)	(3,870)
Others		(19)	(21)

		(3,380)	(4,636)

		5,986	5,973

Net deferred tax liabilities after offsetting:
Deferred tax liabilities:
Accelerated depreciation for tax purpose		(113)	(108)

		(113)	(108)

(i)	The prepayments for the leasehold land were revalued for PRC tax purposes as of December 31, 2003 and 2004. However, the resulting revaluations of the prepayments for the leasehold land were not recognized under IFRSs. Accordingly, deferred tax assets were recorded by the Group under IFRSs.

(ii)	According to “Announcement on Enterprise Income Tax Policy for Those Enterprise Involved in the Accelerated Depreciation of Property, Plant and Equipment” (Caishui [2014] No.75) issued by the MOF and the SAT of the PRC, starting from 2014, the Group’s property, plant and equipment that comply with this tax policy are allowed to be depreciated under the accelerated depreciation method, or fully deducted for tax purpose in the year of purchase. Temporary differences arise from the different useful life under tax basis and accounting basis have been recorded as deferred tax liabilities.